INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 2,064,886	$ 2,104,611
Offsetting presentation	(521,262)	(318,696)
Net Effect	1,543,624	1,785,915	$ 1,747,805
Property, plant and equipment [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	1,394,892	1,415,173
Financial Instruments [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	46,975	33,749
Biological Assets [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	475,592	527,988
Inventory [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	57,619	56,531
Prepaid Expenses [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	36,837	37,760
Intangible [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	10,420	10,173
Other Taxable Temporary Differences [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 42,551	$ 23,237